VALUATION AND QUALIFYING ACCOUNTS AND RESERVES	12 Months Ended
Dec. 31, 2018
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
VALUATION AND QUALIFYING ACCOUNTS AND RESERVES
SCHEDULE II
VALUATION AND QUALIFYING ACCOUNTS AND RESERVES

Years ended December 31, 2018, 2017, and 2016 (U.S. $ in thousands):

COLUMN A	Column B	Column C - Additions		Column D - Deductions		Column E
	Balances at	Charged to				Balances
	beginning	costs and	Charged to	Charged to	Charged to	at end
Description	of period	expenses	other accounts	income	other accounts	of period
Reserve for bad debts and allowances
Year ended December 31, 2018	$2,735	$1,657	$-	$1,593	$-	$2,799
Year ended December 31, 2017	$1,687	$1,665	$-	$617	$-	$2,735
Year ended December 31, 2016	$1,357	$991	$-	$661	$-	$1,687
Valuation allowances on deferred tax assets
Year ended December 31, 2018	$152,062	$597	$-	$-	$-	$152,659
Year ended December 31, 2017	$201,376	$22,998	$-	$65,572	$6,740	$152,062
Year ended December 31, 2016	$152,115	$49,261	$-	$-	$-	$201,376